INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred tax expense			$ 877,000
State and City deferred income taxes	(122,000)	18,000	469,000
Operating loss carryforwards	182,841		121,103
Increased in deferred tax asset			145,000
Increase in deferred tax liabilities			641,000
Deferred taxes unrealized gain (loss) on available-for-sale securities			27,000
Current federal income tax provision benefit	$ 82,200		$ 41,175